B.A.D. ETF
Schedule of Investments
August 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.8%
Beverages - Wine/Spirits — 13.1%
Brown-Forman Corp. - Class B	3,073	$223,407
Cia Cervecerias Unidas SA - ADR	15,216	166,311
Diageo PLC - ADR	1,169	206,200
MGP Ingredients, Inc.	2,254	246,723
The Duckhorn Portfolio, Inc. (a)	10,308	188,018
		1,030,659
Brewery — 13.3%
Ambev SA - ADR (b)	77,695	225,316
Anheuser-Busch InBev SA/NV - ADR (b)	3,945	190,780
Constellation Brands, Inc. - Class A	874	215,048
Molson Coors Beverage Co. - Class B	3,999	206,628
The Boston Beer Co., Inc. - Class A	643	216,742
		1,054,514
Casino Hotels — 8.3%
Boyd Gaming Corp.	2,353	128,074
Las Vegas Sands Corp. (a)	3,875	145,816
Melco Resorts & Entertainment, Ltd. - ADR (a)	22,529	129,767
MGM Resorts International	4,001	130,593
Wynn Resorts, Ltd. (a)	2,063	124,997
		659,247
Casino Services — 6.4%
Accel Entertainment, Inc. (a)	12,820	120,636
Caesars Entertainment, Inc. (a)	2,729	117,674
Everi Holdings, Inc. (a)	7,634	141,229
Light & Wonder, Inc. (a)	2,567	126,374
		505,913
Consumer Products - Miscellaneous — 2.9%
Cronos Group, Inc. (a)	74,740	227,957

Cosmetics & Toiletries — 0.2%
Haleon PLC (a)	2,892	17,294

Gambling (Non-Hotel) — 9.3%
Bally's Corp. (a)	5,380	127,452
Golden Entertainment, Inc. (a)	2,850	109,041
International Game Technology PLC (b)	6,496	116,538
Monarch Casino & Resort, Inc. (a)	2,064	124,645
Red Rock Resorts, Inc. - Class A	3,467	132,509
Rush Street Interactive, Inc. (a)	25,347	122,680
		732,865
Internet Gambling — 5.2%
DraftKings, Inc. - Class A (a)	9,934	159,540
Sportradar Holding AG - Class A (a)(b)	13,465	148,115
Super Group SGHC, Ltd. (a)	24,511	101,475
		409,130
Medical - Biomedical/Genetics — 15.4%
Amgen, Inc.	510	122,553
Biogen, Inc. (a)	612	119,573
BioNTech SE - ADR	830	120,051
Gilead Sciences, Inc.	2,059	130,685
Horizon Therapeutics PLC (a)(b)	1,425	84,374
Moderna, Inc. (a)	921	121,821
Regeneron Pharmaceuticals, Inc. (a)	216	125,509
Royalty Pharma PLC - Class A (b)	3,041	127,144
Seagen, Inc. (a)	871	134,387
Vertex Pharmaceuticals, Inc. (a)	475	133,836
		1,219,933
Medical - Drugs — 22.4%
AbbVie, Inc.	863	116,039
AstraZeneca PLC - ADR (b)	1,983	123,699
Bristol-Myers Squibb Co.	1,636	110,283
Canopy Growth Corp. (a)(b)	54,990	202,363
Eli Lilly & Co.	410	123,504
GlaxoSmithKline PLC - ADR (b)	2,314	75,159
Johnson & Johnson	711	114,713
Merck & Co., Inc.	1,408	120,187
Novartis AG - ADR (b)	1,439	115,868
Novo Nordisk A/S - ADR (b)	1,106	117,347
Pfizer, Inc.	2,393	108,235
Sanofi - ADR (b)	2,394	98,226
Takeda Pharmaceuticals Co., Ltd. - ADR (a)(b)	9,218	126,747
Tilray Brands, Inc. (a)	57,994	220,377
		1,772,747
Racetracks — 3.3%
Churchill Downs, Inc.	666	131,262
Penn National Gaming, Inc. (a)	4,061	126,825
		258,087
TOTAL COMMON STOCKS (Cost $9,596,892)		7,888,346

SHORT TERM INVESTMENTS — 0.1%
Money Market Fund — 0.1%
First American Government Obligations Fund - Class X, 2.04% (c)	10,398	10,398
TOTAL SHORT TERM INVESTMENTS (Cost $10,398)		10,398

TOTAL INVESTMENTS — 99.9% (Cost $9,607,290)		7,898,744
Other assets and liabilities, net — 0.1%		4,947
NET ASSETS — 100.0%		$7,903,691

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven-day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$7,888,346	$-	$-	$7,888,346
Money Market Funds	10,398	-	-	10,398
Total Investments - Assets	$7,898,744	$-	$-	$7,898,744

* See the Schedule of Investments for industry classifications.